Employee Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retirement plan funding, percentage	50.00%
Retirement plan employer matching contribution, percentage	25.00%
Retirement plan maximum annual contribution per employee, percentage	8.00%
Retirement plan Company contributions and administrative expenses	$ 2.0	$ 1.8	$ 1.8
Retirement savings plan, age to be eligible	20.5
Federal Changes [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retirement savings plan, eligibility period	60 days
Retirement savings plan, eligibility service hours	160 hours
Scenario Two [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retirement savings plan, eligibility period	12 months
Retirement savings plan, eligibility service hours	1000 hours